Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions
Acquisitions

6. Acquisitions

We account for acquisitions using the purchase method of accounting, and, accordingly, the results of operations for each acquisition have been included in our consolidated results from their respective acquisition dates. Cash consideration for our various acquisitions was primarily provided through borrowings under our credit facilities and cash equivalents on-hand. We completed no acquisitions during 2009. Included in cash paid for acquisitions in the consolidated statement of cash flows for the year ended December 31, 2009 is contingent and other payments of $2,033 related to acquisitions made in prior years. The unaudited pro forma results of operations for the current and prior periods are not presented due to the insignificant impact of the 2008 and 2010 acquisitions on our consolidated results of operations. Noteworthy acquisitions are as follows:

To enhance our existing operations in the records management and information destruction business and expand our geographical footprint in North America, in May 2008, we acquired DocuVault for $31,378. DocuVault provided records storage, secure shredding and data backup services in Denver and Colorado Springs.

In May 2010 we acquired the remaining 87% interest of our joint venture in Greece (Safe doc S.A.) in a stock transaction for a cash purchase price of approximately $4,700, and we now control 100% of our Greek operations, which provide storage and records management services. The carrying value of the 13% interest that we had previously acquired and accounted for under the equity method of accounting amounted to approximately $416 and the fair value of such interest on the date of acquisition was approximately $473 and resulted in a gain being recorded on the date of the transaction to other (income) expense, net of approximately $57 during the second quarter of 2010.

A summary of the cumulative consideration paid and the allocation of the purchase price of all of the acquisitions in each respective year is as follows:

	2008		2010
Cash Paid (gross of cash acquired)	$54,541	(1)	$10,542 (1)
Fair Value of Previously Held Equity Interest	—		473
Total Consideration	54,541		11,015
Fair Value of Identifiable Assets Acquired:
Cash, Accounts Receivable, Prepaid Expenses, Deferred Income Taxes and Other	3,172		1,615
Property, Plant and Equipment(2)	4,026		2,711
Customer Relationship Assets(3)	24,989		5,189
Core Technology	2,511		—
Other Assets	996		—
Liabilities Assumed(4)	(3,922)		(3,840)
Noncontrolling Interests	4,489	(5)	(390)
Total Fair Value of Identifiable Net Assets Acquired	36,261		5,285
Recorded Goodwill	$18,280		$5,730

(1)              Included in cash paid for acquisitions in the consolidated statements of cash flows for the years ended December 31, 2008 and 2010 are contingent and other payments of $2,319 and $8,540, respectively, related to acquisitions made in previous years.

(2)              Consists primarily of racking, leasehold improvements and computer hardware and software.

(3)              The weighted average lives of customer relationship assets associated with acquisitions in 2008 and 2010 was 28 years and 10 years, respectively.

(4)              Consists primarily of accounts payable, accrued expenses, notes payable, deferred revenue and deferred income taxes.

(5)              Consisted primarily of the carrying value of noncontrolling interests in Brazil at the date of acquisition in 2008.

Allocations of the purchase price for the 2010 acquisitions were based on estimates of the fair value of net assets acquired and are subject to adjustment. The purchase price allocations of the 2010 acquisitions are subject to finalization of the assessment of the fair value of intangible assets (primarily customer relationship assets) and racking.

In connection with our acquisition in India in May 2006, we entered into a shareholder agreement. The agreement contains a put provision that would allow the noncontrolling interest holder to sell the remaining 49.9% equity interest to us beginning on the third anniversary of this agreement for the greater of fair market value or approximately 84,835 Rupees (approximately $1,872). We recorded a liability representing our estimate of the fair value of the guarantee in the amount of $360 and $0 as of December 31, 2009 and 2010, respectively.

In connection with an acquisition completed prior to January 2009, we have contingent earn-out obligations that become payable in the event the business we acquired achieves specified revenue targets and/or multiples of earnings before interest, taxes, depreciation and amortization (as defined in the purchase agreement). These payments are based on the future results of these operations and our estimate of the maximum additional contingent earn-out payments we may be required to make under such agreement as of December 31, 2010 is approximately $2,000. This amount, if paid, is due in 2012 and will be treated as additional consideration as part of the acquisition and will increase goodwill. We have also recorded $1,447, $549 and $0 of compensation expense for the years ended December 31, 2008, 2009 and 2010, respectively, in the accompanying consolidated statements of operations related to contingent consideration arrangements that require continuing employment. New accounting standards require that we must, for any acquisitions that we make on or any time after January 1, 2009, (i) estimate our contingent consideration payments at the time of the acquisition and include such amount as part of the initial purchase price allocation, and (ii) any subsequent changes in this estimate will directly impact the consolidated statement of operations.